UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210


Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV        Charlotte, NC              11/10/08
     -----------------------        -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $ 26,105
                                         -----------
                                         (thousands)

List of Other Included Managers:

NONE

                          FORM 13F INFORMATIONAL TABLE

          ITEM 1:              ITEM 2:     ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:           ITEM 7:        ITEM 8:
----------------------------  -------- ------------- ------------- ---------- ----------------------- --------- --------------------
      NAME OF ISSUER          TITLE OF       CUSIP          FAIR    SHARES OR       INVESTMENT         MANAGERS   VOTING AUTHORITY
                                 CLASS      NUMBER        MARKET    PRINCIPAL       DISCRETION
                                                           VALUE      AMOUNT
                                                                               ------ ------- -------           ------- ------ -----
                                                                                [A]     [B]     [C]               [A]    [B]    [C]
                                                                                               SHARED
                                                                                SOLE   SHARED  OTHER              SOLE  SHARED NONE
----------------------------  -------- ------------- ------------- ----------  ------ ------- -------  -------- ------- ------ -----
AMERICAN CAPITAL, LTD             com      02503Y103  $ 1,275,500.00   50,000   sole                             50,000
BARE ESCENTUALS, INC.             com      067511105    $ 380,450.00   35,000   sole                             35,000
CALGON CARBON CORPORATION         com      129603106  $ 2,095,044.00  102,900   sole                            102,900
COVANTA HOLDING CORP              com      22282E102  $ 1,018,934.28   42,562   sole                             42,562
DIAMONDS TRUST SERIES I DJIA
  DIAMONDS                        com      252787106  $ 5,418,000.00   50,000   sole                             50,000
DOWNEY FINANCIAL CORP             com      261018105    $ 112,000.00   40,000   sole                             40,000
FIRST HORIZON NATIONAL CORP       com      320517105    $ 482,311.44   51,529   sole                             51,529
GENTEK INC                        com      37245X203  $ 3,821,328.72  148,632   sole                            148,632
HEWLETT-PACKARD CO.               com      428236103  $ 2,080,800.00   45,000   sole                             45,000
INTL GAME TECHNOLOGY              com      459902102  $ 2,491,100.00  145,000   sole                            145,000
LORILLARD, INC.                   com      544147101  $ 3,949,821.10   55,514   sole                             55,514
NORTHWESTERN CORPORATION          com      668074305  $ 1,256,500.00   50,000   sole                             50,000
TITAN INTERNATIONAL INC (NEW)     com      88830M102     $ 21,298.68      999   sole                                999
TRIAD GUARANTY INC                com      895925105    $ 164,850.00  105,000   sole                            105,000
WACHOVIA CORPORATION              com      929903102    $ 332,500.00   95,000   sole                             95,000
WAL MART STORES INC               com      931142103  $ 1,197,800.00   20,000   sole                             20,000
WASHINGTON MUTUAL, INC.           com      939322103      $ 6,970.00   85,000   sole                             85,000